SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 11,911,229	$ 17,846,900	$ 16,156,876
Minimum [Member]
Disaggregation of Revenue [Line Items]
Payment term for accounts receivables	3 months
Maximum [Member]
Disaggregation of Revenue [Line Items]
Payment term for accounts receivables	6 months
SEM services
Disaggregation of Revenue [Line Items]
Revenues	$ 8,165,614	8,432,232	7,394,490
Non-SEM services
Disaggregation of Revenue [Line Items]
Revenues	3,745,615	9,414,668	8,762,386
Rebates and incentives offered by publishers
Disaggregation of Revenue [Line Items]
Revenues	9,430,758	15,953,148	10,166,602
Net fees from advertisers
Disaggregation of Revenue [Line Items]
Revenues	$ 2,480,471	$ 1,893,752	$ 5,990,274